Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Expenses [Abstract]
Reorganization Related Costs	$ 13	$ 11	$ 29
Other Transaction Costs			$ 4